Redeemable Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Redeemable Convertible Preferred Stock (Details) [Line Items]
Aggregate gross proceeds (in Dollars) | $	$ 5,000
Valuation amount (in Dollars) | $	$ 15,000
Price per share (in Dollars per share) | $ / shares	$ 0.9991
Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Preferred stock percentage	75.00%
Interest rate	8.00%
Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Preferred stock percentage	75.00%
Price per share (in Dollars per share) | $ / shares	$ 0.60168
Interest rate	8.00%